Derivatives (Details 1) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		R$ 6,064,000,000
Balance sheet account receivable / (received) (payable) paid	R$ (3,456,000,000)	387,000,000
Adjustment to fair value (in results / stockholders' equity)	4,803,000,000	5,454,000,000
Fair value	1,347,000,000	5,841,000,000
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	52,915,000,000	42,097,000,000
Adjustment to fair value (in results / stockholders' equity)	25,293,000,000	26,948,000,000
Fair value	78,208,000,000	69,045,000,000
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	909,000,000	932,000,000
Balance sheet account receivable / (received) (payable) paid	(211,000,000)	(139,000,000)
Adjustment to fair value (in results / stockholders' equity)	(405,000,000)	(16,000,000)
Fair value	(616,000,000)	(155,000,000)
Liability Position [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(56,371,000,000)	(41,710,000,000)
Adjustment to fair value (in results / stockholders' equity)	(20,490,000,000)	(21,494,000,000)
Fair value	(76,861,000,000)	(63,204,000,000)
Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	418,886,000,000
Purchase commitments shares [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,395,000,000
Purchase Commitments Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	503,000,000
Purchase commitments interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	385,229,000,000
Purchase Commitments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	29,759,000,000
Commitments To Sell [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	601,719,000,000	386,886,000,000
Commitments to sell shares [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	11,702,000,000	14,181,000,000
Commitments To Sell Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,896,000,000	3,308,000,000
Commitments to sell interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	557,806,000,000	342,575,000,000
Commitments To Sell Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	28,315,000,000	26,822,000,000
Sales Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,901,000,000	20,765,000,000
Balance sheet account receivable / (received) (payable) paid	153,000,000	1,938,000,000
Adjustment to fair value (in results / stockholders' equity)		14,000,000
Fair value	153,000,000	1,952,000,000
Sales Deliverable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(26,000,000)
Adjustment to fair value (in results / stockholders' equity)	(9,000,000)
Fair value	(35,000,000)
Non Deliverable Forward Liability Position Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	72,000,000
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	1,000,000
Fair value	1,000,000
Credit Derivatives Asset Position Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,093,000,000
Balance sheet account receivable / (received) (payable) paid	255,000,000
Adjustment to fair value (in results / stockholders' equity)	85,000,000
Fair value	340,000,000
Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,096,000,000
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	61,000,000
Fair value	61,000,000
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,020,605,000,000	857,781,000,000
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	152,157,000,000	164,160,000,000
Futures contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		470,895,000,000
Futures contract [member] | Purchase commitments shares [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		14,627,000,000
Futures contract [member] | Purchase Commitments Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		703,000,000
Futures contract [member] | Purchase commitments interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		429,862,000,000
Futures contract [member] | Purchase Commitments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		25,703,000,000
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,571,025,000,000	1,338,457,000,000
Balance sheet account receivable / (received) (payable) paid	2,948,000,000	(1,861,000,000)
Adjustment to fair value (in results / stockholders' equity)	4,886,000,000	5,229,000,000
Fair value	7,834,000,000	3,368,000,000
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	975,785,000,000	930,714,000,000
Swap contract [member] | Liability Position [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(19,448,000,000)
Adjustment to fair value (in results / stockholders' equity)	(19,620,000,000)
Fair value	(39,068,000,000)
Swap contract [member] | Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,571,025,000,000	1,338,457,000,000
Balance sheet account receivable / (received) (payable) paid	22,396,000,000	13,410,000,000
Adjustment to fair value (in results / stockholders' equity)	24,506,000,000	24,604,000,000
Fair value	46,902,000,000	38,014,000,000
Swap contract [member] | Asset Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	222,000,000	2,000,000
Balance sheet account receivable / (received) (payable) paid	1,000,000
Adjustment to fair value (in results / stockholders' equity)	1,000,000
Fair value	2,000,000
Swap contract [member] | Asset position interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,509,045,000,000	1,318,082,000,000
Balance sheet account receivable / (received) (payable) paid	20,913,000,000	10,339,000,000
Adjustment to fair value (in results / stockholders' equity)	23,502,000,000	23,835,000,000
Fair value	44,415,000,000	34,174,000,000
Swap contract [member] | Asset Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	61,758,000,000	20,373,000,000
Balance sheet account receivable / (received) (payable) paid	1,482,000,000	3,071,000,000
Adjustment to fair value (in results / stockholders' equity)	1,003,000,000	769,000,000
Fair value	2,485,000,000	3,840,000,000
Swap contract [member] | Liability Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,571,025,000,000	1,338,457,000,000
Balance sheet account receivable / (received) (payable) paid		(15,271,000,000)
Adjustment to fair value (in results / stockholders' equity)		(19,375,000,000)
Fair value		(34,646,000,000)
Swap contract [member] | Liability position shares [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,604,000,000	497,000,000
Balance sheet account receivable / (received) (payable) paid	(180,000,000)	(37,000,000)
Adjustment to fair value (in results / stockholders' equity)	59,000,000	(3,000,000)
Fair value	(121,000,000)	(40,000,000)
Swap contract [member] | Liability Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	609,000,000	130,000,000
Balance sheet account receivable / (received) (payable) paid	(5,000,000)
Adjustment to fair value (in results / stockholders' equity)	1,000,000	(1,000,000)
Fair value	(4,000,000)	(1,000,000)
Swap contract [member] | Liability position interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,491,476,000,000	1,309,778,000,000
Balance sheet account receivable / (received) (payable) paid	(18,130,000,000)	(13,331,000,000)
Adjustment to fair value (in results / stockholders' equity)	(18,487,000,000)	(19,377,000,000)
Fair value	(36,617,000,000)	(32,708,000,000)
Swap contract [member] | Liability Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	77,336,000,000	28,052,000,000
Balance sheet account receivable / (received) (payable) paid	(1,133,000,000)	(1,903,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,193,000,000)	6,000,000
Fair value	(2,326,000,000)	(1,897,000,000)
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,352,201,000,000	1,621,736,000,000
Balance sheet account receivable / (received) (payable) paid	(5,960,000,000)
Adjustment to fair value (in results / stockholders' equity)	(251,000,000)
Fair value	(6,211,000,000)
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	58,633,000,000	77,281,000,000
Option contract [member] | Purchase Commitments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	267,199,000,000	145,412,000,000
Balance sheet account receivable / (received) (payable) paid	3,071,000,000	17,981,000,000
Adjustment to fair value (in results / stockholders' equity)	(665,000,000)	1,496,000,000
Fair value	2,406,000,000	19,477,000,000
Option contract [member] | Purchase Commitments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	223,496,000,000	79,734,000,000
Balance sheet account receivable / (received) (payable) paid	(7,997,000,000)	(17,595,000,000)
Adjustment to fair value (in results / stockholders' equity)	444,000,000	(2,781,000,000)
Fair value	(7,553,000,000)	(20,376,000,000)
Option contract [member] | Purchase commitments shares [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	131,529,000,000	11,929,000,000
Balance sheet account receivable / (received) (payable) paid	1,786,000,000	521,000,000
Adjustment to fair value (in results / stockholders' equity)	(131,000,000)	1,140,000,000
Fair value	1,655,000,000	1,661,000,000
Option contract [member] | Purchase commitments shares [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	131,361,000,000	14,045,000,000
Balance sheet account receivable / (received) (payable) paid	(4,448,000,000)	(348,000,000)
Adjustment to fair value (in results / stockholders' equity)	155,000,000	(1,185,000,000)
Fair value	(4,293,000,000)	(1,533,000,000)
Option contract [member] | Purchase Commitments Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,347,000,000	471,000,000
Balance sheet account receivable / (received) (payable) paid	43,000,000	20,000,000
Adjustment to fair value (in results / stockholders' equity)	(7,000,000)	20,000,000
Fair value	36,000,000	40,000,000
Option contract [member] | Purchase Commitments Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,000,000,000	274,000,000
Balance sheet account receivable / (received) (payable) paid	(15,000,000)	(8,000,000)
Adjustment to fair value (in results / stockholders' equity)	5,000,000	(1,000,000)
Fair value	(10,000,000)	(9,000,000)
Option contract [member] | Purchase commitments interest [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	93,795,000,000	63,697,000,000
Balance sheet account receivable / (received) (payable) paid	156,000,000	127,000,000
Adjustment to fair value (in results / stockholders' equity)	4,000,000	98,000,000
Fair value	160,000,000	225,000,000
Option contract [member] | Purchase commitments interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	64,256,000,000	3,284,000,000
Balance sheet account receivable / (received) (payable) paid	(181,000,000)	(68,000,000)
Adjustment to fair value (in results / stockholders' equity)	(5,000,000)	(48,000,000)
Fair value	(186,000,000)	(116,000,000)
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	39,528,000,000	69,315,000,000
Balance sheet account receivable / (received) (payable) paid	1,086,000,000	17,313,000,000
Adjustment to fair value (in results / stockholders' equity)	(531,000,000)	238,000,000
Fair value	555,000,000	17,551,000,000
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	25,879,000,000	62,131,000,000
Balance sheet account receivable / (received) (payable) paid	(3,353,000,000)	(17,171,000,000)
Adjustment to fair value (in results / stockholders' equity)	289,000,000	(1,547,000,000)
Fair value	(3,064,000,000)	(18,718,000,000)
Option contract [member] | Commitments To Sell [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	419,044,000,000	668,380,000,000
Balance sheet account receivable / (received) (payable) paid	20,238,000,000	2,433,000,000
Adjustment to fair value (in results / stockholders' equity)	1,027,000,000	(658,000,000)
Fair value	21,265,000,000	1,775,000,000
Option contract [member] | Commitments To Sell [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	442,462,000,000	728,210,000,000
Balance sheet account receivable / (received) (payable) paid	(21,272,000,000)	(2,665,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,057,000,000)	494,000,000
Fair value	(22,329,000,000)	(2,171,000,000)
Option contract [member] | Commitments to sell shares [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	138,899,000,000	18,928,000,000
Balance sheet account receivable / (received) (payable) paid	19,592,000,000	878,000,000
Adjustment to fair value (in results / stockholders' equity)	1,094,000,000	339,000,000
Fair value	20,686,000,000	1,217,000,000
Option contract [member] | Commitments to sell shares [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		16,545,000,000
Balance sheet account receivable / (received) (payable) paid	(32,000,000)	(648,000,000)
Adjustment to fair value (in results / stockholders' equity)	10,000,000	(368,000,000)
Fair value	(22,000,000)	(1,016,000,000)
Option contract [member] | Commitments To Sell Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	904,000,000	306,000,000
Balance sheet account receivable / (received) (payable) paid	18,000,000	9,000,000
Adjustment to fair value (in results / stockholders' equity)	(6,000,000)	(3,000,000)
Fair value	12,000,000	6,000,000
Option contract [member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	963,000,000	266,000,000
Balance sheet account receivable / (received) (payable) paid		(19,000,000)
Adjustment to fair value (in results / stockholders' equity)		11,000,000
Fair value		(8,000,000)
Option contract [member] | Commitments to sell interest [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	256,483,000,000	582,086,000,000
Balance sheet account receivable / (received) (payable) paid	51,000,000	154,000,000
Adjustment to fair value (in results / stockholders' equity)	6,000,000	(148,000,000)
Fair value	57,000,000	6,000,000
Option contract [member] | Commitments to sell interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	270,585,000,000	642,475,000,000
Balance sheet account receivable / (received) (payable) paid	(66,000,000)	(227,000,000)
Adjustment to fair value (in results / stockholders' equity)	(13,000,000)	211,000,000
Fair value	(79,000,000)	(16,000,000)
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	22,758,000,000	67,060,000,000
Balance sheet account receivable / (received) (payable) paid	577,000,000	1,392,000,000
Adjustment to fair value (in results / stockholders' equity)	(67,000,000)	(846,000,000)
Fair value	510,000,000	546,000,000
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	33,592,000,000	68,924,000,000
Balance sheet account receivable / (received) (payable) paid	(3,707,000,000)	(1,771,000,000)
Adjustment to fair value (in results / stockholders' equity)	33,000,000	640,000,000
Fair value	(3,674,000,000)	(1,131,000,000)
Option contract [member] | Commitment To Sell Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	137,322,000,000
Balance sheet account receivable / (received) (payable) paid	(17,467,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,087,000,000)
Fair value	(18,554,000,000)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,755,000,000	26,129,000,000
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,000,000	3,000,000
Forward contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,755,000,000	26,129,000,000
Balance sheet account receivable / (received) (payable) paid	549,000,000	2,362,000,000
Adjustment to fair value (in results / stockholders' equity)	(13,000,000)	(13,000,000)
Fair value	536,000,000	2,349,000,000
Purchases Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	187,000,000
Balance sheet account receivable / (received) (payable) paid	452,000,000
Adjustment to fair value (in results / stockholders' equity)	(4,000,000)
Fair value	448,000,000
Purchases Receivable [Member] | Purchases receivable shares [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	157,000,000
Balance sheet account receivable / (received) (payable) paid	157,000,000
Adjustment to fair value (in results / stockholders' equity)	(5,000,000)
Fair value	152,000,000
Purchases Receivable [Member] | Purchases receivable shares [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		948,000,000
Balance sheet account receivable / (received) (payable) paid		948,000,000
Adjustment to fair value (in results / stockholders' equity)		(27,000,000)
Fair value		921,000,000
Purchases Receivable [Member] | Purchases receivable interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	30,000,000
Balance sheet account receivable / (received) (payable) paid	295,000,000
Adjustment to fair value (in results / stockholders' equity)	1,000,000
Fair value	296,000,000
Purchases Receivable [Member] | Purchases receivable interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		68,000,000
Balance sheet account receivable / (received) (payable) paid		238,000,000
Fair value		238,000,000
Purchases Payable [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(30,000,000)
Fair value	(30,000,000)
Purchases Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid		(68,000,000)
Fair value		(68,000,000)
Purchases Payable [Member] | Purchases payable interest [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(30,000,000)
Fair value	(30,000,000)
Purchases Payable [Member] | Purchases payable interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid		(68,000,000)
Fair value		(68,000,000)
Sales Receivable Interests [Member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,000,000
Balance sheet account receivable / (received) (payable) paid	6,000,000
Adjustment to fair value (in results / stockholders' equity)
Fair value	6,000,000
Sales Receivable Interests [Member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,769,000,000
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)
Fair value
Sales Receivable Interests [Member] | Sales receivable shares [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	126,000,000	1,258,000,000
Balance sheet account receivable / (received) (payable) paid	124,000,000	1,244,000,000
Adjustment to fair value (in results / stockholders' equity)		(1,000,000)
Fair value	124,000,000	1,243,000,000
Sales Receivable Interests [Member] | Sales receivable interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid		694,000,000
Adjustment to fair value (in results / stockholders' equity)
Fair value		694,000,000
Sales Receivable Interests [Member] | Sales Receivable Interests [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	23,000,000
Fair value	23,000,000
Sales Deliverable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	667,000,000	4,348,000,000
Balance sheet account receivable / (received) (payable) paid		(694,000,000)
Fair value		(694,000,000)
Sales Deliverable [Member] | Sales deliverable interest [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	23,000,000
Balance sheet account receivable / (received) (payable) paid	(26,000,000)
Adjustment to fair value (in results / stockholders' equity)	1,000,000
Fair value	(25,000,000)
Sales Deliverable [Member] | Sales deliverable foreign currency [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	644,000,000	141,629,000,000
Balance sheet account receivable / (received) (payable) paid		4,778,000,000
Adjustment to fair value (in results / stockholders' equity)	(10,000,000)	688,000,000
Fair value	(10,000,000)	5,466,000,000
Credit derivatives [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	43,808,000,000	21,556,000,000
Credit derivatives [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	25,174,000,000	14,128,000,000
Credit derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		21,556,000,000
Balance sheet account receivable / (received) (payable) paid	(101,000,000)	(532,000,000)
Adjustment to fair value (in results / stockholders' equity)	(11,000,000)	576,000,000
Fair value	(112,000,000)	44,000,000
Credit derivatives [member] | Asset Position [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	28,724,000,000	13,414,000,000
Balance sheet account receivable / (received) (payable) paid	542,000,000	(271,000,000)
Adjustment to fair value (in results / stockholders' equity)	(50,000,000)	513,000,000
Fair value	492,000,000	242,000,000
Credit derivatives [member] | Liability Position [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	15,084,000,000	8,142,000,000
Balance sheet account receivable / (received) (payable) paid	(643,000,000)	(261,000,000)
Adjustment to fair value (in results / stockholders' equity)	39,000,000	63,000,000
Fair value	(604,000,000)	(198,000,000)
Credit derivatives [member] | Liability position shares [member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,846,000,000	1,865,000,000
Balance sheet account receivable / (received) (payable) paid	(58,000,000)	(63,000,000)
Adjustment to fair value (in results / stockholders' equity)	(58,000,000)	17,000,000
Fair value	(116,000,000)	(46,000,000)
Credit derivatives [member] | Liability position interest [member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	12,238,000,000	6,277,000,000
Balance sheet account receivable / (received) (payable) paid	(585,000,000)	(198,000,000)
Adjustment to fair value (in results / stockholders' equity)	97,000,000	46,000,000
Fair value	(488,000,000)	(152,000,000)
Credit derivatives [member] | Credit derivatives asset position shares [member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,192,000,000	1,784,000,000
Balance sheet account receivable / (received) (payable) paid	71,000,000	(37,000,000)
Adjustment to fair value (in results / stockholders' equity)	15,000,000	101,000,000
Fair value	86,000,000	64,000,000
Credit derivatives [member] | Credit derivatives asset position interest [member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	26,532,000,000	11,612,000,000
Balance sheet account receivable / (received) (payable) paid	471,000,000	(234,000,000)
Adjustment to fair value (in results / stockholders' equity)	(65,000,000)	412,000,000
Fair value	406,000,000	178,000,000
Credit derivatives [member] | Credit Derivatives Asset Position Foreign Currency [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	162,679,000,000	133,304,000,000
Balance sheet account receivable / (received) (payable) paid		(4,967,000,000)
Adjustment to fair value (in results / stockholders' equity)		118,000,000
Fair value		(4,849,000,000)
Non Deliverable Forward [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	326,100,000,000	278,531,000,000
Balance sheet account receivable / (received) (payable) paid	(936,000,000)	239,000,000
Adjustment to fair value (in results / stockholders' equity)	450,000,000	808,000,000
Fair value	(486,000,000)	1,047,000,000
Non Deliverable Forward [Member] | Asset Position [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	162,554,000,000	144,123,000,000
Balance sheet account receivable / (received) (payable) paid	5,808,000,000	5,256,000,000
Adjustment to fair value (in results / stockholders' equity)	332,000,000	687,000,000
Fair value	6,140,000,000	5,943,000,000
Non Deliverable Forward [Member] | Liability Position [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	163,546,000,000	134,408,000,000
Balance sheet account receivable / (received) (payable) paid	(6,744,000,000)	(5,017,000,000)
Adjustment to fair value (in results / stockholders' equity)	118,000,000	121,000,000
Fair value	(6,626,000,000)	(4,896,000,000)
Non Deliverable Forward [Member] | Other Derivative Financial Instruments [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,943,000,000
Non Deliverable Forward [Member] | Other Derivative Financial Instruments [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	343,000,000
Adjustment to fair value (in results / stockholders' equity)	(2,000,000)
Fair value	341,000,000
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		9,000,000
Adjustment to fair value (in results / stockholders' equity)		(1,000,000)
Fair value		(1,000,000)
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	159,611,000,000	61,000,000
Adjustment to fair value (in results / stockholders' equity)		282,000,000
Fair value		285,000,000
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	5,465,000,000
Adjustment to fair value (in results / stockholders' equity)	334,000,000
Fair value	5,799,000,000
Non Deliverable Forward [Member] | Non Deliverable Forward Liability Position Commodities [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	867,000,000	1,104,000,000
Balance sheet account receivable / (received) (payable) paid	(81,000,000)	(50,000,000)
Adjustment to fair value (in results / stockholders' equity)	(4,000,000)	3,000,000
Fair value	(85,000,000)	(47,000,000)
Non Deliverable Forward [Member] | Credit Derivatives Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(6,663,000,000)
Adjustment to fair value (in results / stockholders' equity)	122,000,000
Fair value	(6,541,000,000)
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	8,170,000,000
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,390,000,000	R$ 4,502,000,000
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	8,170,000,000
Balance sheet account receivable / (received) (payable) paid	44,000,000
Adjustment to fair value (in results / stockholders' equity)	(258,000,000)
Fair value	(214,000,000)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	7,261,000,000
Balance sheet account receivable / (received) (payable) paid	255,000,000
Adjustment to fair value (in results / stockholders' equity)	147,000,000
Fair value	402,000,000
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	467,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)
Adjustment to fair value (in results / stockholders' equity)	(4,000,000)
Fair value	(5,000,000)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	47,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)
Fair value	(7,000,000)
Other Derivative Financial Instruments [Member] | Other derivative financial instruments interest [member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	301,000,000
Balance sheet account receivable / (received) (payable) paid	(201,000,000)
Adjustment to fair value (in results / stockholders' equity)	(15,000,000)
Fair value	(216,000,000)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	94,000,000
Balance sheet account receivable / (received) (payable) paid	(3,000,000)
Adjustment to fair value (in results / stockholders' equity)	(385,000,000)
Fair value	R$ (388,000,000)